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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3904

The Value Line Tax Exempt Fund, Ind.
------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: February 28, 2008
                         -----------------

Date of reporting period: November 30, 2007
                          -----------------

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ITEM 1: SCHEDULE OF INVESTMENTS.
        A copy of Schedule of Investments for the period ended 11/30/07 is included with this Form.

                                                                              THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                              NOVEMBER 30, 2007
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                              RATING
   AMOUNT                                                                              (UNAUDITED)       VALUE
 -----------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES  (102.0%)
            ARKANSAS (1.3%)
             Arkansas State Development Financing Authority,
               Economic Development Revenue Bonds, Ser. B,
               ADFA/ADED Guaranteed:
$   500,000    4.25%, 3/1/15                                                                A*      $      496,370
    500,000    4.30%, 3/1/16                                                                A*             493,515
    300,000    4.35%, 3/1/17                                                                A*             295,068
                                                                                                    --------------
                                                                                                         1,284,953
                                                                                                    --------------
            CALIFORNIA (11.8%)
  1,175,000  Folsom Cordova Unified School District, School
               Facilities Improvement District No. 3, General
               Obligation Unlimited, Capital Appreciation,
               Election of 2007, Ser. A, MBIA Insured, 0.00%, 10/1/21 (1)                 Aaa              607,910
  4,640,000  Lodi Unified School District, School Facilities
               Improvement District No. 1, General Obligation
               Unlimited, Election of 2006, FSA Insured, 5.00%, 8/1/28                    Aaa            4,890,699
  2,825,000  Natomas Unified School District, General Obligation Unlimited,
               Election of 2006, FGIC Insured, 4.50%, 8/1/29                              Aaa            2,790,168
    250,000  Port Oakland California Revenue Bonds, Refunding,
               Intermediate Lien, Ser. A, MBIA Insured, 5.00%, 11/1/12                    Aaa              264,177
             Sacramento City Financing Authority, Revenue Bonds, Capital
               Improvements, 300 Richards Boulevard, Ser. C, AMBAC Insured:
     70,000    5.00%, 12/1/22                                                             Aaa               74,378
    220,000    5.00%, 12/1/23                                                             Aaa              232,912
    680,000    5.00%, 12/1/24                                                             Aaa              715,741
  4,070,000  San Mateo County Community College District, General
               Obligation Unlimited, Capital Appreciation, Election
               of 2005, Ser. B, MBIA Insured, 0.00%, 9/1/21 (1)                           Aaa            2,155,960
                                                                                                    --------------
                                                                                                        11,731,945
                                                                                                    --------------
            DISTRICT OF COLUMBIA (1.9%)
  1,800,000  Metropolitan Washington District of Columbia Airport
               Authority Systems, Revenue Bonds, AMT, Ser. A, MBIA
               Insured, 5.50%, 10/1/16                                                    Aaa            1,930,428
                                                                                                    --------------
            FLORIDA (21.8%)
  1,000,000  Cape Coral Florida Utility Improvement Assessment,
               Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18                              Aaa            1,035,830
  1,165,000  Hillsborough County School Board Certificates of Participation,
               Master Lease Program, MBIA Insured, 5.00%, 7/1/22                          Aaa            1,232,220
    250,000  Hillsborough County School District Sales Tax, Revenue Bonds,
               Refunding, AMBAC Insured, 5.00%, 10/1/20                                   Aaa              266,490
  4,750,000  Jea Florida Electric Systems Revenue Bonds, Sub-Ser. A,
               MBIA Insured, 4.75%, 10/1/37                                               Aaa            4,761,922
  3,250,000  Miami-Dade County Florida Water and Sewer Revenue Bonds,
               Refunding, XLCA Insured, 5.00%, 10/1/24                                    Aaa            3,388,320
             Miami-Dade County Florida Aviation Revenue Bonds,
               Refunding, Miami International Airport Hub, Ser. B,
               MBIA Insured:
  1,050,000    5.00%, 10/1/26                                                             Aaa            1,097,240
  1,000,000    5.00%, 10/1/28                                                             Aaa            1,039,330
  4,490,000  Palm Beach County Florida School Board Certificates
               of Participation, Ser. E, MBIA Insured, 5.00%, 8/1/25                      Aaa            4,703,634
  1,000,000  Polk County Florida Public Facilities, Revenue Bonds,
               MBIA Insured, 5.00%, 12/1/21                                               Aaa            1,062,980
  3,045,000  St. Johns County Transportation Improvement, Revenue
               Bonds, AMBAC Insured, 5.00%, 10/1/26                                       Aaa            3,181,934
                                                                                                    --------------
                                                                                                        21,769,900
                                                                                                    --------------

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

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                              RATING
   AMOUNT                                                                              (UNAUDITED)       VALUE
 -----------------------------------------------------------------------------------------------------------------
            ILLINOIS (4.8%)
$ 2,320,000  Chicago Transit Authority Revenue Bonds, Capital
               Grant Receipts, 5.00%, 6/1/18                                              Aaa       $    2,515,112
  2,000,000  Cook County General Obligation Unlimited, Ser. A,
               MBIA Insured, 6.25%, 11/15/13                                              Aaa            2,296,120
                                                                                                    --------------
                                                                                                         4,811,232
                                                                                                    --------------
            INDIANA (3.2%)
  2,575,000  Office Building Commission, Capital Complex, Revenue
               Bonds, Ser. B, MBIA Insured, 7.40%, 7/1/15                                 Aaa            3,129,037
                                                                                                    --------------
            IOWA (2.5%)
  2,560,000  Des Moines Water Revenue Bonds, MBIA Insured, 4.13%, 12/1/23                 Aaa            2,501,606
                                                                                                    --------------
            LOUSIANA (2.1%)
  2,000,000  St. Tammany Parish Sales Tax District No. 3, Revenue
               Bonds, CIFG Insured, 5.00%, 6/1/24                                         AAA*           2,069,420
                                                                                                    --------------
            MICHIGAN (5.0%)
    175,000  State Building Authority, State Police Commission
               System, Revenue Bonds, MBIA Insured, 4.65%, 10/1/19                        Aaa              181,291
  4,700,000  Wayne Charter County Michigan Airport Revenue Bonds,
               AMT, MBIA Insured, 5.00%, 12/1/19                                          Aaa            4,769,560
                                                                                                    --------------
                                                                                                         4,950,851
                                                                                                    --------------
            NEVADA (4.9%)
  4,750,000  Clark County Nevada Airport Revenue Bonds, Sub-Lien Ser.
               A-2, AMBAC Insured, 5.00%, 7/1/40                                          Aaa            4,869,843
                                                                                                    --------------
            NEW YORK (6.1%)
  1,525,000  Dormitory Authority, Revenue Bonds, University
               of Rochester, Ser. A-2, MBIA-IBC Insured,
               4.65%, 7/1/39                                                              Aaa            1,294,313
  4,450,000  General Obligation Unlimited, Ser. G, MBIA
               Insured, 5.00%, 8/1/18                                                     Aaa            4,803,642
                                                                                                    --------------
                                                                                                         6,097,955
                                                                                                    --------------
            NORTH DAKOTA (0.3%)
    250,000  State Water Commission Revenue, Water Development & Management
               Program, Ser. B, MBIA Insured, 5.00%, 8/1/25                               Aaa              261,815
                                                                                                    --------------
            OHIO (3.1%)
             Hamilton Ohio City School District, General Obligation Unlimited,
               School Improvement, FSA Insured:
  1,630,000    5.00%, 12/1/19                                                             Aaa            1,772,592
  1,170,000    5.00%, 12/1/20                                                             Aaa            1,266,548
     60,000  Housing and Community Service Department, Single-Family Revenue
               Bonds, Ser. A-2, 5.50%, 9/1/22                                             Aaa               60,847
                                                                                                    --------------
                                                                                                         3,099,987
                                                                                                    --------------

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
                                                                              THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                                                 NOVEMBER 30, 2007
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  PRINCIPAL                                                                              RATING
   AMOUNT                                                                              (UNAUDITED)       VALUE
 -----------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA (1.5%)
$ 1,400,000  Philadelphia Airport Revenue Bonds, Refunding, AMT,
               Ser. B, FSA Insured, 5.00%, 6/15/16                                        Aaa       $    1,486,380
                                                                                                    --------------
            PUERTO RICO (10.6%)
 27,000,000  Commonwealth Infrastructure Financing Authority,
               Special Tax Revenue Bonds, Capital Appreciation,
               Ser. A, AMBAC Insured, 0.00%, 7/1/43 (1)                                   Aaa            4,398,030
  4,450,000  Municipal Finance Agency, General Obligation
               Unlimited, Refunding, Ser. C, CIFG Insured, 5.25%, 8/1/22                  Aaa            4,770,578
  9,650,000  Sales Tax Financing, Corporate Sales Tax Revenue Bonds, Capital
               Appreciation,  Ser. A, MBIA Insured, 0.00%, 8/1/45 (1)                     Aaa            1,398,961
                                                                                                    --------------
                                                                                                        10,567,569
                                                                                                    --------------
            SOUTH CAROLINA (2.7%)
  1,775,000  State Highway, General Obligation Unlimited, Ser.
               A, 3.00%, 8/1/20                                                           Aaa            1,578,614
  1,135,000  State Housing Finance and Development Authority,
               Mortgage Revenue Bonds, AMT, Ser. A-2, FSA Insured, 5.00%, 7/1/20          Aaa            1,150,516
                                                                                                    --------------
                                                                                                         2,729,130
                                                                                                    --------------
            TENNESSEE (0.1%)
     90,000  Housing Development Agency, AMT, Homeownership, Revenue Bonds,
               Remarketing, 5.00%, 7/1/17                                                  Aa2              91,706
                                                                                                    --------------
            TEXAS (12.9%)
             Houston Texas Community College Systems Public
               Facility Corp., Lease Revenue Bonds, Northline Mall
               Campus Project, AMBAC Insured:
  1,000,000    5.00%, 4/15/17                                                             Aaa            1,093,360
  1,740,000    5.00%, 4/15/18                                                             Aaa            1,888,579
    300,000    5.00%, 4/15/20                                                             Aaa              322,278
  4,395,000  Midlothian Independent School District, General
               Obligation Unlimited, Refunding, PSF Guaranteed, 5.00%, 2/15/34            Aaa            4,550,231
  1,030,000  Mission Consolidated Independent School District,
               General Obligation Unlimited, Refunding, PSF
               Guaranteed, 5.00%, 2/15/28                                                 Aaa            1,070,984
  1,120,000  North Forest Independent School District, General Obligation
               Unlimited, Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21          Aaa            1,195,667
    500,000  Nueces River Authority, Water Supply Revenue Bonds, Corpus Christi
               Project, FSA Insured, 5.00%, 7/15/25                                       Aaa              523,850
  2,125,000  San Jacinto Texas Community College District, General Obligation
               Limited, Refunding, AMBAC Insured, 4.25%, 2/15/24                          Aaa            2,073,766
    170,000  State Public Finance Authority, General Obligation Unlimited,
               Refunding, Ser. B, 5.00%, 10/1/18                                          Aa1              184,690
                                                                                                    --------------
                                                                                                        12,903,405
                                                                                                    --------------
            VIRGINIA (0.5%)
    500,000  Tobacco Settlement Financing Corporation, Revenue Bonds,
               Asset-Backed, 5.25%, 6/1/19                                                Aaa              525,160
                                                                                                    --------------
            WASHINGTON (4.9%)
  4,700,000  Central Puget Sound Washington Regional Transportation Authority,
               Sales and Use Tax Revenue Bonds, Ser. A, FSA Insured,
               5.00%, 11/1/32                                                             Aaa            4,896,789
                                                                                                    --------------
            TOTAL LONG-TERM MUNICIPAL SECURITIES
             (COST $101,295,224 )                                                                      101,709,111
                                                                                                    --------------


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

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
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  PRINCIPAL                                                                              RATING
   AMOUNT                                                                              (UNAUDITED)       VALUE
 -----------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES  (1.0%)
            WYOMING (1.0%)
$ 1,000,000  Lincoln County Wyoming Pollution Control, Revenue Bonds,
               Variable, Exxon Project, 3.48%, 12/3/07 (2)                                P-1       $    1,000,000
                                                                                                    --------------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES
              (COST $1,000,000 )                                                                         1,000,000
                                                                                                    --------------

             TOTAL MUNICIPAL SECURITIES  (103.0%)
              (COST $102,295,224)                                                                      102,709,111
                                                                                                    --------------
            EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS  (-3.0%)                                   (2,950,858)
                                                                                                    --------------
            NET ASSETS  (100.0%)                                                                    $   99,758,253
                                                                                                    --------------
            NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
              SHARE ($99,758,253 / 9,823,649 SHARES OUTSTANDING)                                    $        10.15
                                                                                                    --------------


* Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's
(1)     Zero coupon bond.
(2) Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2007.

The Fund's unrealized appreciation/(depreciation) as of November 30, 2007 was as follows:

                                                          TOTAL NET
                                                          UNREALIZED
TOTAL COST          APPRECIATION      DEPRECIATION        APPRECIATION
----------------------------------------------------------------------
$102,295,224         $1,196,914         $(783,027)         $413,887


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ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.


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                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By      /s/ Jean B. Buttner
        --------------------------
        Jean B. Buttner, President

Date:
        --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jean B. Buttner
        -------------------------------------------------------
        Jean B. Buttner, President, Principal Executive Officer

By:     /s/ Stephen R. Anastasio
        ------------------------------------------------------------
        Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:
        -----------------------